Expense Example - Victory Tax-Exempt Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years
USD ($)	305	525	763	1,446	263	570	1,003	2,208	70	255	456	1,034